MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

PUBLIC INFRASTRUCTURE INVESTMENTS - 33.0%
COMMON STOCKS - 33.0%	Shares	Value
ENERGY - 5.0%
OIL & GAS PRODUCERS - 5.0%
Cheniere Energy, Inc.	2,703	$525,436
Enbridge, Inc.	24,060	1,151,315
Kinder Morgan, Inc.	20,665	568,081
ONEOK, Inc.	7,693	565,436
TC Energy Corporation	11,122	612,428
Williams Companies, Inc. (The)	11,463	689,041
		4,111,737
INDUSTRIALS - 8.8%
TRANSPORTATION & LOGISTICS - 7.9%
Canadian Pacific Kansas City Ltd.	10,634	782,886
CSX Corporation	20,394	739,283
Getlink SE	57,664	1,065,619
Norfolk Southern Corporation	1,873	540,773
Transurban Group	206,780	1,960,594
Union Pacific Corporation	6,333	1,464,949
		6,554,104
TRANSPORTATION EQUIPMENT - 0.9%
Canadian National Railway Company	7,477	739,491

REAL ESTATE - 8.2%
REAL ESTATE OWNERS & DEVELOPERS - 4.0%
Aena SME S.A.	57,049	1,596,461
Auckland International Airport Ltd.	355,814	1,705,564
		3,302,025
REITs - 4.2%
American Tower Corporation	7,109	1,248,128
Crown Castle, Inc.	13,277	1,179,927
SBA Communications Corporation - Class A	5,452	1,054,580
		3,482,635
UTILITIES - 11.0%
ELECTRIC UTILITIES - 8.1%
Dominion Energy, Inc.	21,944	1,285,699
National Grid plc	88,627	1,363,759

MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 33.0% (Continued)	Shares	Value
UTILITIES - 11.0% (Continued)
ELECTRIC UTILITIES - 8.1% (Continued)
NextEra Energy, Inc.	19,809	$1,590,266
Sempra	16,069	1,418,732
Southern Company (The)	12,179	1,062,009
		6,720,465
GAS & WATER UTILITIES - 2.9%
American Water Works Company, Inc.	8,232	1,074,276
Atmos Energy Corporation	8,156	1,367,190
		2,441,466
TOTAL PUBLIC INFRASTRUCTURE INVESTMENTS (Cost $24,378,088)		$27,351,923

PRIVATE INFRASTRUCTURE INVESTMENTS - 58.1%	Principal Value	Value
INFRASTRUCTURE CREDIT INSTRUMENTS - 6.1%
Ares (IDF VI USD No. 1 L), L.P., 9.53%, due 12/20/2031 (a)	$2,012,070	$2,021,820
Ares (IDF VI USD No. 1 U), L.P., 9.53%, due 12/20/2031 (a)	2,987,930	3,002,408
		5,024,228

	Shares	Value
PORTFOLIO COMPANIES - 52.0%
ACTE II Starship Co-Invest, L.P. (a)(b)(c)(d)	—	$3,500,000
Ara Lincoln Co-Invest, L.P. (a)(b)(d)(e)	—	988,381
Ara NWP Co-Investment, L.P. (a)(b)(c)(d)	—	2,338,691
Ares SB Co-Investment Fund II, L.P. (a)(b)(c)(d)	—	2,960,278
BGIF IV PTI Co-Invest, LLC (a)(b)(d)(e)	—	6,112,908
BGIF IV Venus Alternative 2, L.P. (a)(b)(c)(d)	—	7,224,456
BP-Alyeschem Coinvestor Aggregator I Blocker, Inc. (a)(b)(c)	1,195	1,579,540
ISQ Aldebaran Co-Invest Feeder, L.P. (a)(b)(d)(e)	—	4,337,362
ISQ Coral Co-Invest Fund, L.P. (a)(b)(c)(d)	—	3,355,735
KKR Elbe Aggregator, L.P. (a)(b)(c)(d)	—	3,393,266
Seraya Sentient, L.P. (a)(b)(c)(d)	—	494,941
Stonepeak Indigo (Co-Invest) Holdings II, L.P. (a)(b)(c)(d)	—	3,340,986
Stonepeak Node (Co-Invest) Holdings L.P. (a)(b)(c)(d)	—	3,423,991
		43,050,535
TOTAL PRIVATE INFRASTRUCTURE INVESTMENTS (Cost $46,553,762)		$48,074,763

MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 8.4%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 3.66% (f) (Cost $6,998,262)	6,998,262	$6,998,262

TOTAL INVESTMENTS AT VALUE - 99.5% (Cost $77,930,112)		$82,424,948

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		400,960

NET ASSETS - 100.0%		$82,825,908

(a)	Restricted investments as to resale. The total value of these securities is $48,074,763, which represents 58.1% of total net assets of the Fund.

(b)	Non-income producing security.

(c)	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $31,611,884, which represents 38.2% of total net assets of the Fund.

(d)	Investment does not issue shares.

(e)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.

(f)	The rate shown is the 7-day effective yield as of December 31, 2025.

LLC	- Limited Liability Company.

L.P.	- Limited Partnership.

plc	- Publicly Limited Company.

REIT	- Real Estate Investment Trust.

S.A.	- Societe Anonyme.

SE	- Societas Europaea.

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

Additional information on each restricted investment held by the Fund at December 31, 2025 is as follows:

	Acquisition			% of Net
Security Description	Date	Cost	Value	Assets
Portfolio Company
ACTE II Starship Co-Invest, L.P.	10/16/2025	$3,645,093	$3,500,000	4.2%
Ara Lincoln Co-Invest, L.P.	1/9/2025	946,857	988,381	1.2%
Ara NWP Co-Investment, L.P.	7/2/2025	2,496,563	2,338,691	2.8%
Ares SB Co-Investment Fund II, L.P.	8/26/2025	3,091,810	2,960,278	3.6%
BGIF IV PTI Co-Invest, LLC	5/30/2024	5,570,055	6,112,908	7.4%
BGIF IV Venus Alternative 2, L.P.	6/12/2025	6,542,586	7,224,456	8.7%
BP-Alyeschem Coinvestor Aggregator I Blocker, Inc.	8/29/2025	1,362,632	1,579,540	1.9%
ISQ Aldebaran Co-Invest Feeder, L.P.	6/3/2024	4,310,434	4,337,362	5.3%
ISQ Coral Co-Invest Fund, L.P.	6/2/2025	3,091,376	3,355,735	4.1%
KKR Elbe Aggregator, L.P.	7/28/2025	3,322,522	3,393,266	4.1%
Seraya Sentient, L.P.	8/4/2025	494,820	494,941	0.6%
Stonepeak Indigo (Co-Invest) Holdings II, L.P.	6/13/2025	3,117,933	3,340,986	4.0%
Stonepeak Node (Co-Invest) Holdings, L.P.	12/3/2025	3,536,853	3,423,991	4.1%

Infrastructure Credit Investments
Ares (IDF VI USD No. 1 L), L.P., 9.53%, due 12/20/2031	9/9/2025	2,021,820	2,021,820	2.5%
Ares (IDF VI USD No. 1 U), L.P., 9.53%,due 12/20/2031	9/9/2025	3,002,408	3,002,408	3.6%
		$46,553,762	$48,074,763	58.1%